Non-controlling Interests (Details 2) - CAD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Statement [Line Items]
Cash flows used in operating activities	$ (2,472,410)	$ (1,503,512)	$ (11,202,820)
Cash flows provided by financing activities	2,501,543	1,335,889	11,233,521
Effects of exchange rate changes on cash	(56)	2,417	(11,910)
Net (decrease) increase in cash	29,077	(165,206)	18,791
Non controlling Interests [Member]
Statement [Line Items]
Cash flows used in operating activities	3,379	(650,077)	(85,505)
Cash flows provided by investing activities	0	0	0
Cash flows provided by financing activities	0	614,723	60,000
Effects of exchange rate changes on cash	(43)	(11)	(26)
Net (decrease) increase in cash	3,336	(36,232)	(25,531)
Dividends paid to NCI during the year	$ 0	$ 0	$ 0